Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings
Borrowings
15.	Borrowings

The Group’s short term borrowings represent the borrowings which were payable within one year or on demand.

These short term and long term borrowings are collateralized by a pledge of time deposits with carrying values of RMB5.41 billion and RMB1.06 billion as of December 31, 2016 and 2017, respectively, which are presented as restricted cash in the consolidated balance sheets.

During 2017, the Group entered into revolving line of credit agreements with some commercial banks located in China. As of December 31, 2017, the total revolving line of credit was RMB1.98 billion (2016: RMB2.79 billion) and available within one year from the respective agreement date. There are no commitment fees associated with the unused portion of the line of credit. The major revolving line of credit is guaranteed by the Company or other entities within the Group.

The weighted average interest rate on borrowings outstanding as of December 31, 2016 and 2017 was approximately 4.9% and 6.4%, respectively.

As of December 31, 2017, the borrowings will be due according to the following schedule:

	Within 1 year	Between 1 to 2 years	Between 2 to 3 years	Between 3 to 4 years	Between 4 to 5 years
	RMB	RMB	RMB	RMB	RMB

Principal amounts	11,243,614	4,140,463	933,810	-	-